Non-Controlling Interests	12 Months Ended
Dec. 31, 2019
Non-Controlling Interests
Non-Controlling Interests

(18)    Non-Controlling Interests

Details of non-controlling interests and movement at 31 December 2018 are as follows:

	Thousands of Euros
				Business
				Combination /
				Additions to
	Balance at			Consolidated	Translation	Balance at
	31/12/2017	Additions	Disposals	Group	differences	31/12/2018
Grifols (Thailand) Pte Ltd	3,579	193	(43)	—	206	3,935
Grifols Malaysia Sdn Bhd	1,372	326	—	—	37	1,735
Araclon Biotech, S.A.	(1,477)	(2,011)	—	—	—	(3,488)
Progenika Biopharma, S.A.	880	—	(871)	—	—	9
VCN Bioscience, S.L	421	(281)	—	—	—	140
Kiro Grifols , S.L.	111	(463)	—	—	—	(352)
Haema AG	—	—	—	220,190	—	220,190
Biotest US Corporation	—	—	—	249,691	(810)	248,881
	4,886	(2,236)	(914)	469,881	(567)	471,050

Details of non-controlling interests and movement at 31 December 2019 are as follows:

	Thousands of Euros
	Balance at				Translation	Balance at
	31/12/2018	Additions	Disposals	Capital increases	differences	31/12/2019
Grifols (Thailand) Pte Ltd	3,935	193	—	—	421	4,549
Grifols Malaysia Sdn Bhd	1,735	380	—	—	56	2,171
Araclon Biotech, S.A.	(3,488)	(1,975)	—	5,892	—	429
Progenika Biopharma, S.A.	9	0	(9)	—	—	—
VCN Bioscience, S.L	140	(292)	—	—	—	(152)
Kiro Grifols , S.L.	(352)	(374)	—	750	—	24
Haema AG	220,190	5,881	—	—	—	226,071
Biotest US Corporation	248,881	19,685	—	—	11,444	280,010
Grifols Diagnostic Solutions, Inc. (see note 2)	—	1,510,547	—	—	—	1,510,547
	471,050	1,534,045	(9)	6,642	11,921	2,023,649

At 31 December 2019, the summary financial information on the non-controlling interests of Haema AG and Biotest US Corporation, is as follows:

	Thousands of Euros		Thousands of Euros
	31/12/2019		31/12/2018
	Haema AG	Biotest US Corp	Haema AG	Biotest US Corp

Non-current assets	244,107	299,045	199,056	215,072
Current assets	32,576	60,099	19,527	40,352
Total Assets	276,683	359,144	218,583	255,424

Non-current liabilities	22,226	56,425	98	8,766
Current liabilities	28,386	22,709	(1,705)	(2,223)
Total Liabilities	50,612	79,134	(1,607)	6,543

Total equity	226,071	280,010	220,190	248,881

At 31 December 2019, the summary financial information on the non-controlling interests of GDS Group is as follows:

	Thousands of Euros	Thousands of USD
	31/12/2019	31/12/2019
Non-current assets	3,416,366	3,834,871
Current assets	273,259	306,734
Total Assets	3,689,625	4,141,605

Non-current liabilities	224,635	252,153
Current liabilities	108,220	121,478
Total Liabilities	332,855	373,631

Total equity	3,356,770	3,767,974